Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Discount rates converge linearly	10 years
Risk mitigation adjustment to contractual service margin	€ 1,280	€ 772
Increase in liabilities due to changes in methods and inputs used to measure fullfillment cash flows	648
Increase in liabilities due to changes in methods and inputs used to measure fulfilment cash flows impact on profit before tax	124
Increase in liabilities due to changes in methods and inputs used to measure fulfilment cash flows impact on other comprehensive income	€ (160)
EUR [member]
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Uniform last liquid point for all Aegon's major currencies (EUR, USD and GBP)	30
Ultimate forward rate	3.30%	3.65%
GBP [member]
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Uniform last liquid point for all Aegon's major currencies (EUR, USD and GBP)	50
Ultimate forward rate	3.30%	3.45%
USD [member]
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Uniform last liquid point for all Aegon's major currencies (EUR, USD and GBP)	30
Ultimate forward rate	3.40%	3.50%
Impact Of Changes In Cash Flows Due To Acturial Assumptions [Member] | Onerous contracts [member]
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Increase decrease through changes in estimates that adjusts contractual service margin liability asset	€ (364)